Note 5. Investment in Affiliate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary of Financial Results

LMH conducts the Company's billboard rental operations.  LMH advertisers are located in Alabama, Florida, Georgia, and Wisconsin.

				Total
Nine Months Ended September 30, 2016	GIG	LMH	Unallocated	Consolidated

Revenue	$276,850	$2,273,210	$-	$2,550,060
Segment loss from operations	(480,585)	(663,387)	(1,091,658)	(2,235,630)
Capital expenditures	1,265,000	9,639,824	-	10,904,824
Depreciation and amortization	119,926	1,130,800	-	1,250,726

				Total
Nine Months Ended September 30, 2015	GIG	LMH	Unallocated	Consolidated

Revenue	$-	$349,161	$9,700	$358,861
Segment loss from operations	-	(206,737)	(482,162)	(688,899)
Capital expenditures	-	9,924,565	-	9,924,565
Depreciation and amortization	-	211,304	-	211,304

				Total
Three Months Ended September 30, 2016	GIG	LMH	Unallocated	Consolidated

Revenue	$83,089	$959,148	-	$1,042,237
Segment loss from operations	(237,342)	(203,649)	(343,533)	(784,524)
Capital expenditures	-	445,451	-	445,451
Depreciation and amortization	71,851	429,231	-	501,082

				Total
Three Months Ended September 30, 2015	GIG	LMH	Unallocated	Consolidated

Revenue	$-	$349,161	$-	$349,161
Segment loss from operations	-	(174,776)	(275,224)	(450,000)
Capital expenditures	-	3,239,961	-	3,239,961
Depreciation and amortization	-	189,331	-	189,331

				Total
As of September 30, 2016	GIG	LMH	Unallocated	Consolidated

Goodwill	$592,325	$7,325,528	$-	$7,917,853
Total assets	1,653,998	19,371,609	42,636,968	63,662,575

				Total
As of September 30, 2015	GIG	LMH	Unallocated	Consolidated

Goodwill	$-	$3,742,465	$-	$3,742,465
Total assets	-	10,094,712	14,184,187	24,278,899

Reconciliation of the Company's Investments in Equity Affiliates as Presented on the Consolidated Balance Sheets

The following table is a reconciliation of the Company's investments in equity affiliates as presented on the consolidated balance sheet:

	September 30,	December 31,
	2016	2015

Beginning of year	$657,528	$47,263
Additional investments in unconsolidated affiliates	258,166	670,232
Distributions received	(16,515)	(32,000)
Sale of investment in unconsolidated affiliate	-	(31,780)
Equity in net income (loss) of unconsolidated affiliates	(32,958)	3,813

End of period	$866,221	$657,528

The following table is a reconciliation of the Company's investments in equity affiliates as presented on the consolidated balance sheets:

	2015	2014

Beginning of year	$47,263	$63,068
Additional investments in unconsolidated affiliates	670,232	-
Distributions received	(32,000)	-
Sale of investment in unconsolidated affiliate	(31,780)	-
Equity in net income (loss) of unconsolidated affiliates	3,813	(15,805)

End of year	$657,528	$47,263

Logic Real Estate Companies, LLC
Summary of Financial Results

Logic began operations on August 1, 2015.  Summary financial results of Logic for the period from August 1 (Inception) through December 31, 2015 are as follows:

Logic Real Estate Companies, LLC

Revenue	$501,178

Gross profit	$284,128

Net (loss)	$(258,536)

Equity in income (loss) of unconsolidated affiliate	$(12,674)

TAG SW1, LLC
Summary of Financial Results

Summary financial results of TAG for the period from December 8 (inception) through December 31, 2015 are as follows:

Revenue	$-

Gross profit	$-

Net (loss)	$(207)

Equity in income (loss) of unconsolidated affiliate	$(31)

Ananda Investments, LLC
Summary of Financial Results

Summary financial results of Ananda for the years ended December 31, 2015 and 2014 are as follows:

	Years Ended
	December 31,
	2015	2014

Rental income	$115,612	$38,400

Net income (loss)	$41,294	$(39,512)

Equity in income (loss) of unconsolidated affiliate	$16,518	$(15,805)